Investment Portfolioas of March 31, 2025 (Unaudited)
DWS Global Small Cap VIP
	Shares	Value ($)

Common Stocks 96.9%
Australia 1.9%
DroneShield Ltd. REG S* (a)	710,413	401,731
IPH Ltd.	78,191	223,653
Orora Ltd.	416,758	493,930
(Cost $1,301,173)		1,119,314
Canada 3.7%
Aecon Group, Inc.	24,038	282,967
Badger Infrastructure Solutions Ltd.	6,877	185,706
Bird Construction, Inc.	19,005	287,508
Finning International, Inc.	21,934	617,149
Richelieu Hardware Ltd.	8,263	192,873
Russel Metals, Inc.	22,224	607,085
(Cost $2,348,288)		2,173,288
Denmark 0.8%
Royal Unibrew A/S (Cost $372,968)	5,603	447,776
Finland 0.2%
Kemira Oyj (Cost $154,321)	6,419	139,622
France 3.2%
Alten SA	4,851	473,062
Eiffage SA	9,419	1,096,709
Vallourec SACA*	16,583	314,605
(Cost $1,724,574)		1,884,376
Germany 0.6%
Scout24 SE 144A (Cost $301,589)	3,321	347,785
Hong Kong 0.8%
PCCW Ltd. (Cost $405,645)	723,000	449,710
Ireland 0.8%
Dalata Hotel Group PLC	47,660	268,558
Dole PLC (b)	14,282	206,375
(Cost $386,171)		474,933
Italy 1.7%
Buzzi SpA (Cost $438,143)	20,694	996,755
Japan 6.5%
Denka Co., Ltd.	37,500	536,926
EDION Corp. (a)	45,900	574,979
Itoham Yonekyu Holdings, Inc.	4,600	129,173
Kaken Pharmaceutical Co. Ltd.	17,400	521,319
Kokuyo Co., Ltd.	6,300	120,439
Maruha Nichiro Corp.	5,400	117,810

Nippon Gas Co., Ltd.	9,800	146,403
NSD Co., Ltd.	12,800	286,620
Open Up Group, Inc.	9,500	120,175
Prima Meat Packers Ltd.	7,900	117,457
Sangetsu Corp.	15,100	293,717
TV Asahi Holdings Corp.	12,900	219,348
Zenkoku Hosho Co., Ltd.	31,200	620,352
(Cost $3,586,768)		3,804,718
Jersey 0.8%
Novocure Ltd.* (c) (Cost $523,878)	26,752	476,721
Korea 0.9%
Satrec Initiative Co., Ltd. (Cost $547,358)	16,686	505,435
Malaysia 0.2%
Frencken Group Ltd. (Cost $121,545)	146,700	114,834
Netherlands 0.2%
Akzo Nobel NV (Cost $117,840)	1,747	107,600
Puerto Rico 1.0%
Popular, Inc. (Cost $469,111)	6,236	576,019
Singapore 0.3%
Keppel Infrastructure Trust (Units) (Cost $167,748)	502,000	158,760
Sweden 2.3%
BoneSupport Holding AB 144A*	6,346	186,235
Cibus Nordic Real Estate AB publ	30,340	447,239
NP3 Fastigheter AB	6,396	149,976
Pandox AB	15,632	270,965
Vitrolife AB	10,056	161,400
Xvivo Perfusion AB*	4,265	119,968
(Cost $1,302,045)		1,335,783
Switzerland 1.5%
Siegfried Holding AG (Registered) (Cost $689,977)	861	886,112
United Kingdom 6.0%
Clarkson PLC	8,027	350,214
Computacenter PLC	10,566	335,114
Drax Group PLC	100,942	762,964
Genus PLC	16,649	402,364
Greggs PLC	20,613	465,491
Softcat PLC	14,518	297,373
TechnipFMC PLC (b)	27,806	881,172
(Cost $2,606,130)		3,494,692
United States 63.5%
ACM Research, Inc. "A"*	9,271	216,385
Adeia, Inc.	16,645	220,047
Advanced Flower Capital, Inc. (REIT)	19,073	106,237
Affiliated Managers Group, Inc.	4,495	755,295
Alcoa Corp.	14,438	440,359
Alpha & Omega Semiconductor Ltd.*	7,949	197,612
Ambarella, Inc.*	4,507	226,837

Americold Realty Trust, Inc. (REIT)	21,462	460,574
Antero Midstream Corp.	6,883	123,894
Apple Hospitality REIT, Inc. (REIT)	18,296	236,201
Armada Hoffler Properties, Inc. (REIT)	16,174	121,467
Ashland, Inc.	6,148	364,515
Aspen Aerogels, Inc.*	40,333	257,728
Atkore, Inc.	9,731	583,763
Bank OZK	7,401	321,573
Benchmark Electronics, Inc.	21,886	832,325
Bridgebio Pharma, Inc.*	24,077	832,342
Brinker International, Inc.*	878	130,866
C.H. Robinson Worldwide, Inc.	2,786	285,286
Casey's General Stores, Inc.	2,788	1,210,103
Cboe Global Markets, Inc.	1,578	357,086
Chicago Atlantic Real Estate Finance, Inc. (REIT)	18,544	272,597
Chord Energy Corp.	1,330	149,918
Clean Energy Fuels Corp.*	123,532	191,475
Clearway Energy, Inc. "A"	8,709	247,858
CNX Resources Corp.*	24,979	786,339
Columbia Sportswear Co.	3,073	232,595
Curtiss-Wright Corp.	1,162	368,668
DT Midstream, Inc.	2,400	231,552
Ducommun, Inc.*	9,024	523,663
Duolingo, Inc.*	454	140,985
Easterly Government Properties, Inc. (REIT)	18,770	198,962
EastGroup Properties, Inc. (REIT)	2,146	378,018
EMCOR Group, Inc.	433	160,050
Enact Holdings, Inc.	17,515	608,646
Enphase Energy, Inc.*	4,825	299,391
Essent Group Ltd.	10,674	616,103
Essential Properties Realty Trust, Inc. (REIT)	7,490	244,474
Everus Construction Group, Inc.*	3,556	131,892
Exact Sciences Corp.*	14,285	618,398
Expedia Group, Inc.	905	152,130
Four Corners Property Trust, Inc. (REIT)	29,198	837,983
Fulgent Genetics, Inc.*	14,067	237,732
Hasbro, Inc.	7,593	466,894
Healthpeak Properties, Inc. (REIT)	21,002	424,660
Hecla Mining Co.	84,587	470,304
Hillenbrand, Inc.	14,976	361,521
Impinj, Inc.*	1,880	170,516
Jefferies Financial Group, Inc.	13,652	731,338
Kimco Realty Corp. (REIT)	13,483	286,379
Kite Realty Group Trust (REIT)	13,787	308,415
Kontoor Brands, Inc.	3,695	236,960
Ladder Capital Corp. (REIT)	22,361	255,139
Lamb Weston Holdings, Inc.	7,107	378,803
Lumentum Holdings, Inc.*	10,995	685,428
Madison Square Garden Sports Corp.*	4,259	829,312
MaxLinear, Inc.*	16,197	175,899
MDU Resources Group, Inc.	13,818	233,662
MGIC Investment Corp.	6,837	169,421
MicroStrategy, Inc. "A"*	2,930	844,631
Modine Manufacturing Co.*	8,552	656,366
National HealthCare Corp.	3,735	346,608
NiSource, Inc.	8,179	327,896
NMI Holdings, Inc.*	9,448	340,600
Option Care Health, Inc.*	24,922	871,024

Premier, Inc. "A"	39,190	755,583
QuickLogic Corp.* (a)	38,842	198,483
Ralph Lauren Corp.	1,540	339,940
Reinsurance Group of America, Inc.	3,926	773,029
Rush Enterprises, Inc. "A"	13,817	737,966
SentinelOne, Inc. "A"*	44,931	816,846
SiTime Corp.*	1,500	229,305
SkyWater Technology, Inc.*	16,120	114,291
SkyWest, Inc.*	11,167	975,661
Stride, Inc.*	7,312	924,968
Synovus Financial Corp.	16,085	751,813
Taylor Morrison Home Corp.*	14,345	861,274
Thermon Group Holdings, Inc.*	22,936	638,768
TopBuild Corp.*	3,039	926,743
Trupanion, Inc.* (a)	10,831	403,671
Unum Group	8,571	698,194
VF Corp.	13,163	204,290
YETI Holdings, Inc.*	15,393	509,508
Zions Bancorp. NA	13,128	654,562
(Cost $29,303,635)		36,996,595
Total Common Stocks (Cost $46,868,907)		56,490,828

Securities Lending Collateral 1.8%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.25% (d) (e) (Cost $1,039,400)	1,039,400	1,039,400

Cash Equivalents 2.8%
DWS Central Cash Management Government Fund, 4.37% (d) (Cost $1,639,679)	1,639,679	1,639,679

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $49,547,986)	101.5	59,169,907
Other Assets and Liabilities, Net	(1.5)	(880,849)
Net Assets	100.0	58,289,058
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended March 31, 2025 are as follows:
Value ($) at 12/31/2024	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 3/31/2025	Value ($) at 3/31/2025
Securities Lending Collateral 1.8%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.25% (d) (e)
598,650	440,750 (f)	—	—	—	1,831	—	1,039,400	1,039,400
Cash Equivalents 2.8%
DWS Central Cash Management Government Fund, 4.37% (d)
662,006	2,299,554	1,321,881	—	—	13,093	—	1,639,679	1,639,679
1,260,656	2,740,304	1,321,881	—	—	14,924	—	2,679,079	2,679,079

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2025 amounted to $1,384,606, which is 2.4% of net assets.

(b)	Listed on the New York Stock Exchange.

(c)	Listed on the NASDAQ Stock Market, Inc.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $400,819.

(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended March 31, 2025.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933.

REIT: Real Estate Investment Trust
At March 31, 2025 the DWS Global Small Cap VIP had the following sector diversification:
Sector Diversification	Market Value ($)	(As a % of Net Assets)
Industrials	9,873,714	17%
Financials	9,011,676	15%
Consumer Discretionary	7,386,265	13%
Information Technology	6,620,165	11%
Health Care	6,415,806	11%
Real Estate	4,365,312	8%
Materials	3,966,498	7%
Energy	2,678,954	5%
Consumer Staples	2,607,498	4%
Communication Services	1,846,156	3%
Utilities	1,718,784	3%
Total	56,490,828	97%
Sector diversification is subject to change.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2025 in valuing the Fund’s investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$401,731	$717,583	$—	$1,119,314
Canada	2,173,288	—	—	2,173,288
Denmark	—	447,776	—	447,776
Finland	—	139,622	—	139,622
France	—	1,884,376	—	1,884,376
Germany	—	347,785	—	347,785
Hong Kong	—	449,710	—	449,710
Ireland	206,375	268,558	—	474,933
Italy	—	996,755	—	996,755
Japan	—	3,804,718	—	3,804,718
Jersey	476,721	—	—	476,721
Korea	—	505,435	—	505,435
Malaysia	—	114,834	—	114,834
Netherlands	—	107,600	—	107,600
Puerto Rico	576,019	—	—	576,019
Singapore	—	158,760	—	158,760
Sweden	—	1,335,783	—	1,335,783
Switzerland	—	886,112	—	886,112
United Kingdom	881,172	2,613,520	—	3,494,692
United States	36,996,595	—	—	36,996,595
Short-Term Investments (a)	2,679,079	—	—	2,679,079
Total	$44,390,980	$14,778,927	$—	$59,169,907

(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
VS1glosc-PH1
R-080548-3 (1/27)